Average Annual Total Returns - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2010 Fund	Sep. 08, 2023
Fidelity Advisor Freedom Blend 2010 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(13.54%)
Since Inception	2.26%	[1]
Fidelity Advisor Freedom Blend 2010 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(15.22%)
Since Inception	1.15%	[2]
Fidelity Advisor Freedom Blend 2010 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(17.06%)
Since Inception	0.82%	[3]
Fidelity Advisor Freedom Blend 2010 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(18.78%)
Since Inception	0.51%	[4]
Fidelity Advisor Freedom Blend 2010 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(20.01%)
Since Inception	(0.77%)	[4]
Fidelity Advisor Freedom Blend 2010 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.77%)
Since Inception	0.12%	[4]
Fidelity Advisor Freedom Blend 2010 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(13.64%)
Since Inception	2.15%	[5]
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	0.25%
F0201
Average Annual Return:
Past 1 year	(12.90%)
Since Inception	2.43%

[1]	EFrom August 31, 2018.
[2]	CFrom August 31, 2018.
[3]	BFrom August 31, 2018.
[4]	AFrom August 31, 2018.
[5]	DFrom August 31, 2018.